Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of Changes in Goodwill - Gross carrying amount [member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Acquisition of Sri Sai Cable and Broadband Private Limieted (Details) - Schedule of Changes in Goodwill [Line Items]
Balance at 31 March 2022	$ 732,782
Acquired through business combination		658,837	658,837
Net exchange differences	$ (8,828)	$ 78,898	73,945
Balance at 31 March 2023			$ 732,782